Other gains, net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Gains Losses Net [Abstract]
Disclosure of detailed information about other gains losses net explanatory

	Year ended December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Non-operating income	319	138
Non-operating expenses	0	0
Total	319	138